NOTE PAYABLE	3 Months Ended
Mar. 31, 2021
Disclosure of Note payable Abstract
NOTE PAYABLE

6.NOTE PAYABLE

Balance at January 1, 2021	$1,885
Additions	122
Accrued interest	37
Balance at March 31, 2021	$2,044

In 2020, the Company entered into an agreement with Medtronic for a note payable (the “Note”). In connection with the Note, the Company executed and delivered a security agreement in favour of Medtronic. Under the Note agreement, the Company received $1.5 million in cash and owes an additional $507 related to certain legal, transaction and intellectual property related expenses incurred by Medtronic pursuant to the Medtronic agreements and will bear interest at the rate of 8% per annum. The unpaid principal balance owing under the

FIRST QUARTER 2021

 7

TITAN MEDICAL INC.
Notes to the Condensed Interim Consolidated Financial Statements
(Unaudited)
For the Quarter Ended March 31, 2021
(In thousands of US dollars except per share amounts and as otherwise indicated.)

Note, together with any accrued and unpaid interest and all other unpaid obligations under the Note, shall be due and payable in full on the earliest to occur of: (i) June 3, 2023, (ii) a Change of Control (as defined in the Note), or (iii) the completion of the last milestone under the Development Agreement. For the quarter ended March 31, 2021, the Note has accrued interest of $37.